UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      AKJ Asset Management, LLC

Address:   1180 Harker Avenue
           Palo Alto, CA  94301


Form 13F File Number: 28-10308


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth R. Bilodeau, Jr.
Title:  Manager
Phone:  650-326-9090

Signature,  Place,  and  Date  of  Signing:

/s/ Kenneth R. Bilodeau, Jr.       Palo Alto, CA                      1/6/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              72

Form 13F Information Table Value Total:  $      120,980
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ -------
Apple Computer           COM            037833100      267      660 SH       SOLE       N/A         0    n/a     660
ABM Industries, Inc.     COM            000957100      268   13,000 SH       SOLE       N/A         0    n/a  13,000
Automatic Data Proc      COM            053015103    2,912   53,909 SH       SOLE       N/A         0    n/a  53,909
Ameren Corp.             COM            023608102      901   27,186 SH       SOLE       N/A         0    n/a  27,186
Amer Electric Power      COM            025537101    1,410   34,135 SH       SOLE       N/A         0    n/a  34,135
AFLAC Inc                COM            001055102    1,616   37,364 SH       SOLE       N/A         0    n/a  37,364
Amerigas Partners        oa             030975106    1,117   24,323 SH       SOLE       N/A         0    n/a  24,323
Ares Capital Corp.       COM            04010L103      334   21,620 SH       SOLE       N/A         0    n/a  21,620
American Express         COM            025816109      592   12,557 SH       SOLE       N/A         0    n/a  12,557
Boeing                   COM            097023105    2,765   37,700 SH       SOLE       N/A         0    n/a  37,700
Bank America             COM            060505104      515   92,634 SH       SOLE       N/A         0    n/a  92,634
BP PLC ADR               COM            055622104    2,402   56,200 SH       SOLE       N/A         0    n/a  56,200
Conagra Foods Inc.       COM            205887102      691   26,165 SH       SOLE       N/A         0    n/a  26,165
Caterpillar Inc.         COM            149123101    2,713   29,950 SH       SOLE       N/A         0    n/a  29,950
Mack Cali RealtyREIT     oa             554489104    2,213   82,905 SH       SOLE       N/A         0    n/a  82,905
Cisco Systems            COM            17275R102    2,902  160,494 SH       SOLE       N/A         0    n/a 160,494
Capitalsource Inc        COM            14055X102      458   68,292 SH       SOLE       N/A         0    n/a  68,292
Dominion Res Inc VA      COM            25746U109    1,912   36,015 SH       SOLE       N/A         0    n/a  36,015
Diebold Incorporated     COM            253651103    1,490   49,550 SH       SOLE       N/A         0    n/a  49,550
D T E Energy Company     COM            233331107      312    5,725 SH       SOLE       N/A         0    n/a   5,725
Duke Power               COM            26441C105    1,209   54,967 SH       SOLE       N/A         0    n/a  54,967
I Shares Dow Div         ut             464287168    4,244   78,932 SH       SOLE       N/A         0    n/a  78,932
Consolidated Edison      COM            209115104    2,129   34,322 SH       SOLE       N/A         0    n/a  34,322
I Share Tr MSCI          ut             464287465    2,078   41,958 SH       SOLE       N/A         0    n/a  41,958
Emerson Electric Co      COM            291011104    2,541   54,550 SH       SOLE       N/A         0    n/a  54,550
General Electric         COM            369604103    2,248  125,533 SH       SOLE       N/A         0    n/a 125,533
Great Plains Energy      COM            391164100    1,860   85,404 SH       SOLE       N/A         0    n/a  85,404
Health Care REIT         oa             42217K106      246    4,507 SH       SOLE       N/A         0    n/a   4,507
HCP Inc. REIT            oa             40414L109    3,573   86,238 SH       SOLE       N/A         0    n/a  86,238
Hawaiian Elec Indus      COM            419870100      627   23,670 SH       SOLE       N/A         0    n/a  23,670
Hospitality Pptys Tr     oa             44106M102    1,664   72,425 SH       SOLE       N/A         0    n/a  72,425
iShares iBoxx HY Cor     COM            464288513      238    2,665 SH       SOLE       N/A         0    n/a   2,665
Intel                    COM            458140100    3,280  135,268 SH       SOLE       N/A         0    n/a 135,268
ISharesRussl1000Valu     COM            464287598    1,270   20,000 SH       SOLE       N/A         0    n/a  20,000
ISharesRussl 1000 Gr     COM            464287614    1,471   25,450 SH       SOLE       N/A         0    n/a  25,450
Johnson and Johnson      COM            478160104    1,482   22,593 SH       SOLE       N/A         0    n/a  22,593
JP Morgan Chase          COM            46625H100    2,442   73,435 SH       SOLE       N/A         0    n/a  73,435
Kraft Foods              COM            50075N104      278    7,450 SH       SOLE       N/A         0    n/a   7,450
Kinder Morgan Hold       COM            49455B101    1,440   44,750 SH       SOLE       N/A         0    n/a  44,750
Kinder Morgan Energy     oa             494550106    4,560   53,680 SH       SOLE       N/A         0    n/a  53,680
Kinder Morgan Mgmt       COM            49455U100    1,822   23,199 SH       SOLE       N/A         0    n/a  23,199
Coca-Cola Co.            COM            191216100    3,341   47,746 SH       SOLE       N/A         0    n/a  47,746
Lincoln National         COM            534187109      655   33,717 SH       SOLE       N/A         0    n/a  33,717
Herman Miller Inc        COM            600544100      195   10,558 SH       SOLE       N/A         0    n/a  10,558
3M Company               COM            88579Y101    2,965   36,282 SH       SOLE       N/A         0    n/a  36,282
Altria Group Inc         COM            02209S103      480   16,175 SH       SOLE       N/A         0    n/a  16,175
Marathon Pete Corp       COM            56585A102    1,076   32,325 SH       SOLE       N/A         0    n/a  32,325
Marathon Oil Corp        COM            565849106    1,892   64,650 SH       SOLE       N/A         0    n/a  64,650
Nveen CA Mn Val Mf       COM            67062C107      945   99,332 SH       SOLE       N/A         0    n/a  99,332
Nucor Corp               COM            670346105    2,562   64,750 SH       SOLE       N/A         0    n/a  64,750
O G E Energy Cp Hldg     COM            670837103      755   13,320 SH       SOLE       N/A         0    n/a  13,320
Oracle                   COM            68389X105    1,838   71,650 SH       SOLE       N/A         0    n/a  71,650
Occidental Pet           COM            674599105      216    2,300 SH       SOLE       N/A         0    n/a   2,300
Precision Castparts      COM            740189105    6,568   39,858 SH       SOLE       N/A         0    n/a  39,858
Pfizer                   COM            717081103    1,430   66,100 SH       SOLE       N/A         0    n/a  66,100
Proctor and Gamble       COM            742718109    3,423   51,316 SH       SOLE       N/A         0    n/a  51,316
Progress Energy Inc      COM            743263105    2,379   42,460 SH       SOLE       N/A         0    n/a  42,460
Philip Morris Intnl      COM            718172109    1,081   13,775 SH       SOLE       N/A         0    n/a  13,775
Pinnacle West            COM            723484101    1,059   21,975 SH       SOLE       N/A         0    n/a  21,975
Penn West Pete Ltd       COM            707887105    2,953  149,147 SH       SOLE       N/A         0    n/a 149,147

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ -------
Scana Corporation        COM            80589M102    2,258   50,100 SH       SOLE       N/A         0    n/a  50,100
The Southern Company     COM            842587107    1,796   38,800 SH       SOLE       N/A         0    n/a  38,800
A T & T Inc              COM            00206R102      233    7,695 SH       SOLE       N/A         0    n/a   7,695
Integrys Energy Grp.     COM            45822P105    1,400   25,834 SH       SOLE       N/A         0    n/a  25,834
US Bancorp               COM            902973304      246    9,090 SH       SOLE       N/A         0    n/a   9,090
Vulcan Materials Co.     COM            929160109      520   13,204 SH       SOLE       N/A         0    n/a  13,204
Vanguard Value ETF       ut             922908744    3,339   63,615 SH       SOLE       N/A         0    n/a  63,615
Vanguard Growth Idx      ut             922908736    2,539   41,108 SH       SOLE       N/A         0    n/a  41,108
Walgreen                 COM            931422109    2,553   77,216 SH       SOLE       N/A         0    n/a  77,216
Wells Fargo              COM            949746101      658   23,891 SH       SOLE       N/A         0    n/a  23,891
Xcel Energy              COM            98389B100      419   15,145 SH       SOLE       N/A         0    n/a  15,145
Exxon Mobil Corp.        COM            30231G102      714    8,422 SH       SOLE       N/A         0    n/a   8,422